Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 15, 2014
TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 15, 2014, unless otherwise noted below.

This supplement adds the following new funds and respective Investment Sub-Advisers:

NEW FUND
JNL/Boston Partners Global Long Short Equity Fund

JNL/S&P International 5 Fund

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”). The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization. The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014. Please note that the Reorganization requires no action on your part.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Utilities Sector Fund are revised to reflect the change in benchmark from the Dow Jones US Utilities Index to the MSCI USA IMI Utilities Index for the Fund effective September 15, 2014.

Please add the following Funds on the cover page and to the Table of Contents:

JNL/Boston Partners Global Long Short Equity Fund
JNL/S&P International 5 Fund

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.18%
Total Annual Fund Operating Expenses	0.72%
[1] “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Expense Example,” please delete the table following the first paragraph in its entirety and replace it with the following:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Principal Investment Strategies,” please delete the first two paragraphs in their entirety and replace them with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index. The MSCI USA IMI Utilities Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Utilities Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the MSCI USA IMI Utilities Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2013, the market capitalization range of the MSCI USA IMI Utilities Index was $119.59 million to $52.59 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Utilities Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Utilities Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones US Utilities Index with the MSCI USA IMI Utilities Index as the Fund’s primary benchmark.

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 15, 2014
TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 15, 2014, unless otherwise noted below.

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”). The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization. The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014. Please note that the Reorganization requires no action on your part.

JNL/MELLON CAPITAL UTILITIES SECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 15, 2014
TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 15, 2014, unless otherwise noted below.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Utilities Sector Fund are revised to reflect the change in benchmark from the Dow Jones US Utilities Index to the MSCI USA IMI Utilities Index for the Fund effective September 15, 2014.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.18%
Total Annual Fund Operating Expenses	0.72%
[1] “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Expense Example,” please delete the table following the first paragraph in its entirety and replace it with the following:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Principal Investment Strategies,” please delete the first two paragraphs in their entirety and replace them with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index. The MSCI USA IMI Utilities Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Utilities Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the MSCI USA IMI Utilities Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2013, the market capitalization range of the MSCI USA IMI Utilities Index was $119.59 million to $52.59 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Utilities Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Utilities Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones US Utilities Index with the MSCI USA IMI Utilities Index as the Fund’s primary benchmark.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
JNL/MELLON CAPITAL UTILITIES SECTOR FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	$ 894

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and have been restated to reflect current fees.